Deferred Revenue	12 Months Ended
Mar. 31, 2022
Disclosure of Deferred Revenue [Abstract]
Deferred Revenue [Text Block]

5. Deferred Revenue

Protein Industries Canada

In March 2022, Burcon entered into a collaborative agreement with Protein Industries Canada ("PIC") for the development of protein ingredients from sunflower seeds. PIC is an industry-led, not-for-profit organization committed to positioning Canada as a global source of high-quality plant protein ingredients. It is one of Canada's five innovation superclusters, which are government-initiated efforts to significantly boost Canada's job market, GDP, research and innovations.

Burcon will partner with Pristine Gourmet, a processor of Canadian non-GMO cold pressed virgin oils, to further develop Burcon's novel process for the production of sunflower protein ingredients. In March 2022, PIC provided Burcon an upfront payment of $122,707. The advanced payment is based on projected eligible and direct expenses from the start of the project until September 30, 2022. At March 31, 2022, Burcon has recorded the advance payment of $122,707 (2021 - $nil) in restricted cash and deferred revenue.

Nestle

In January 2020, Burcon, Société Des Produits Nestlé ("Nestlé ") and Merit Foods entered into a joint development agreement (the "JDA") to tailor Burcon and Merit's plant-based proteins for use in Nestlé food and beverage applications. The JDA covered ongoing innovation and the future supply of Burcon and Merit's plant-based proteins from the Flex Production Facility. The partnership was intended to combine Nestlé's expertise in the development, production and commercialization of plant-based foods and beverages with Burcon's proprietary plant protein extraction and purification technology, while leveraging Merit Foods' plant protein production capabilities. During the year ended March 31, 2021, Burcon conducted research work and provided various samples to Nestlé for testing and analysis. The research conducted by Burcon was successful in identifying processing techniques to modify and improve the functionality of Burcon's and Merit's plant-based proteins and as such, Burcon's role in the JDA ended in January 2021, Merit has continued to work with Nestlé for the supply of Merit Foods' plant protein products. During the year ended March 31, 2021, Burcon recorded $250,000 that was received in fiscal 2020 from Nestlé as research income.